Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 21,225	$ 37,207	$ 17,018
Accounts receivable, net	2,854	8,525	6,266
Contract assets	9,156	6,223	4,118
Inventory			6
Content asset, net			474
Prepaid expenses and other assets	3,665	6,768	6,190
Total Current Assets	36,900	58,723	34,072
Restricted cash	600	600	600
Property, equipment and leasehold improvements, net	2,999	3,821	925
Operating lease right-of-use assets	1,942	2,693
Intangible assets, net	547	848	738
Other long-term assets	700	553	733
TOTAL ASSETS	43,688	67,238	37,068
Current liabilities:
Accounts payable and accrued expenses	11,864	14,397	28,381
Short-term debt			3,148
Contract liabilities	1,948	3,494	7,902
Operating lease liabilities, current	1,488	1,488
Other current liabilities			7
Total Current Liabilities	15,300	19,379	39,438
Long-term debt, net of discounts (Note 5)			70,854
Warrant liabilities	11	24
Operating lease liabilities, non-current	348	1,084
Total Liabilities	15,659	20,487	110,292
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY:
Series A preferred stock, value			33,705
STOCKHOLDERS’ EQUITY:
Preferred stock, value
Common stock, value	8	7	2
Additional paid-in capital	337,359	327,686	5,477
Accumulated deficit	(309,338)	(280,942)	(112,408)
Total Stockholders’ Equity	28,029	46,751	(106,929)
TOTAL LIABILITIES, MEZZANINE EQUITY, AND STOCKHOLDERS’ EQUITY	$ 43,688	$ 67,238	$ 37,068